SEGMENT INFORMATION - Operating Segments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of operating segments [line items]
Revenues	$ 5,429	$ 5,138	$ 10,821	$ 10,325
Costs attributed to revenues	(3,054)	(2,993)	(6,058)	(5,970)
General and administrative expenses	(108)	(92)	(205)	(189)
Other (expense) income	(109)	(56)	(182)	(129)
Interest expense	(909)	(826)	(1,808)	(1,620)
Depreciation and amortization expense	(941)	(882)	(1,901)	(1,818)
Deferred taxes	44	51	82	201
Mark-to-market and other	(88)	(251)	(82)	62
Share of (losses) earnings from associates	(12)	95	111	136	$ 439
Net income attributable to non-controlling interest	(183)	(176)	(584)	(820)
Net income attributable to partnership	69	8	194	178
Utilities
Disclosure of operating segments [line items]
Revenues	2,187	2,014	4,317	4,092
Transport
Disclosure of operating segments [line items]
Revenues	1,150	1,251	2,324	2,512
Midstream
Disclosure of operating segments [line items]
Revenues	984	1,100	2,033	2,215
Data
Disclosure of operating segments [line items]
Revenues	1,108	773	2,147	1,506
Operating segments
Disclosure of operating segments [line items]
Revenues	1,945	1,910	3,881	3,853
Costs attributed to revenues	(799)	(812)	(1,586)	(1,652)
General and administrative expenses	(108)	(92)	(205)	(189)
Other (expense) income	14	12	29	15
Interest expense	(414)	(410)	(835)	(804)
Funds from operations	638	608	1,284	1,223
Depreciation and amortization expense	(421)	(411)	(846)	(840)
Deferred taxes	29	(2)	33	21
Mark-to-market and other	(177)	(187)	(277)	(226)
Share of (losses) earnings from associates	0	0	0	0
Net income attributable to non-controlling interest	0	0	0	0
Net income attributable to partnership	69	8	194	178
Operating segments | Utilities
Disclosure of operating segments [line items]
Revenues	676	658	1,360	1,317
Costs attributed to revenues	(358)	(351)	(718)	(694)
General and administrative expenses	0	0	0	0
Other (expense) income	(28)	(30)	(62)	(67)
Interest expense	(103)	(97)	(201)	(186)
Funds from operations	187	180	379	370
Operating segments | Transport
Disclosure of operating segments [line items]
Revenues	618	650	1,199	1,264
Costs attributed to revenues	(210)	(225)	(396)	(438)
General and administrative expenses	0	0	0	0
Other (expense) income	(11)	(6)	(17)	(14)
Interest expense	(93)	(100)	(194)	(191)
Funds from operations	304	319	592	621
Operating segments | Midstream
Disclosure of operating segments [line items]
Revenues	385	389	810	850
Costs attributed to revenues	(146)	(162)	(307)	(367)
General and administrative expenses	0	0	0	0
Other (expense) income	(4)	(1)	(12)	(5)
Interest expense	(78)	(83)	(165)	(165)
Funds from operations	157	143	326	313
Operating segments | Data
Disclosure of operating segments [line items]
Revenues	266	213	512	422
Costs attributed to revenues	(85)	(74)	(165)	(153)
General and administrative expenses	0	0	0	0
Other (expense) income	6	1	12	7
Interest expense	(74)	(62)	(144)	(130)
Funds from operations	113	78	215	146
Operating segments | Corporate
Disclosure of operating segments [line items]
Revenues	0	0	0	0
Costs attributed to revenues	0	0	0	0
General and administrative expenses	(108)	(92)	(205)	(189)
Other (expense) income	51	48	108	94
Interest expense	(66)	(68)	(131)	(132)
Funds from operations	(123)	(112)	(228)	(227)
Material reconciling items | Total for all associates
Disclosure of operating segments [line items]
Revenues	(478)	(511)	(946)	(985)
Costs attributed to revenues	132	153	257	291
General and administrative expenses	0	0	0	0
Other (expense) income	7	14	17	33
Interest expense	91	99	190	191
Depreciation and amortization expense	114	118	234	224
Deferred taxes	(19)	(12)	(22)	(4)
Mark-to-market and other	177	44	171	114
Share of (losses) earnings from associates	(24)	95	99	136
Net income attributable to non-controlling interest	0	0	0	0
Net income attributable to partnership	0	0	0	0
Material reconciling items | Non-controlling interests
Disclosure of operating segments [line items]
Revenues	3,962	3,739	7,886	7,457
Costs attributed to revenues	(2,387)	(2,334)	(4,729)	(4,609)
General and administrative expenses	0	0	0	0
Other (expense) income	(130)	(82)	(228)	(177)
Interest expense	(586)	(515)	(1,163)	(1,007)
Depreciation and amortization expense	(634)	(589)	(1,289)	(1,202)
Deferred taxes	34	65	71	184
Mark-to-market and other	(88)	(108)	24	174
Share of (losses) earnings from associates	12	0	12	0
Net income attributable to non-controlling interest	(183)	(176)	(584)	(820)
Net income attributable to partnership	$ 0	$ 0	$ 0	$ 0